OTHER INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2025
OTHER INCOME (EXPENSES)
OTHER INCOME (EXPENSES)

22.OTHER INCOME (EXPENSES)

Other income (expenses) during the years ended December 31, 2025 and 2024 consist of the following:

	Year ended December 31
	2025	2024
Foreign exchange gain (loss)	$(185,325)	$224,286
Revaluation of secured notes	—	140,786
Gain on sale of secured notes	55,911	—
Settlement of legal claim (Note 28)	—	(1,750,100)
Part XII.6 tax	(67,143)	(928,769)
Others	2,378	—
	$(194,179)	$(2,313,797)